SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 77,543	$ 51,517	$ 77,697
Depreciation and amortization	1,967	1,719	1,178
Impairment of goodwill and other intangible assets	2,439
Operating income (loss), before financial expenses and taxes on income	1,423	(4,519)	5,557
Financial expenses, net	(1,979)	(59)	472
Taxes on income	82	69	991
Net income (loss)	3,320	(4,529)	4,094
Total long-lived assets	12,454	13,592
Perimeter [Member]
Revenues	37,554	30,551	33,941
Depreciation and amortization	1,006	606	624
Impairment of goodwill and other intangible assets
Operating income (loss), before financial expenses and taxes on income	6,770	542	4,409
Total long-lived assets	7,890	5,536
Projects [Member]
Revenues	39,198	20,137	45,038
Depreciation and amortization	641	629	554
Impairment of goodwill and other intangible assets
Operating income (loss), before financial expenses and taxes on income	(148)	(3,571)	1,634
Total long-lived assets	3,439	3,763
Cyber [Member]
Revenues	1,329	1,638
Depreciation and amortization	320	484
Impairment of goodwill and other intangible assets	2,439
Operating income (loss), before financial expenses and taxes on income	(4,995)	(1,184)
Total long-lived assets	1,125	4,293
Eliminations [Member]
Revenues	(538)	(809)	(1,282)
Depreciation and amortization
Impairment of goodwill and other intangible assets
Operating income (loss), before financial expenses and taxes on income	$ (204)	$ (306)	$ (486)